10. Accrued Liabilities (Details) - USD ($)		Sep. 30, 2015		Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Salaries and Wages		$ 85,620		$ 50,288
Disputed trade payables		925,000	[1]	925,000	$ 925,000
Services Advance	[2]	1,489,583		739,583
Other Accrued Expenses		409,512		283,582	$ 219,275
Total accrued liabilities		$ 2,909,715		$ 1,998,453

[1]	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability.
[2]	During the first quarter of 2014, the Company entered into an exclusive three year agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.